Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Notes to Financial Statements
Schedule of assets and liabilities that are measured and recognized at fair value on a recurring basis
	Level 1	Level 2	Level 3
December 31, 2019
Warrant derivative liabilities	-	-	$3,759

March 31, 2019
Warrant derivative liabilities	-	-	$3,104

2019	Level 1	Level 2	Level 3	Total Gains and (Losses)
Warrant derivative liabilities	-	-	$3,104	$3,160

2018
Warrant derivative liabilities	-	-	$3,694	$9,316